EARNINGS PER SHARE - DOLLAR THRIFTY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended									12 Months Ended			3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Jun. 30, 2011 Dollar Thrifty Automotive Group Inc	Mar. 31, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Sep. 30, 2010 Dollar Thrifty Automotive Group Inc	Jun. 30, 2010 Dollar Thrifty Automotive Group Inc	Mar. 31, 2010 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc
Earnings per share
Net Income (loss)		$ 26,483	$ (28,300)	$ 251,300	$ 101,000	$ (48,241)	$ 58,800	$ 212,600	$ 62,100	$ (123,000)	$ 275,779	$ 210,489	$ (18,383)	$ 55,500	$ 33,901	$ 66,621	$ 42,505	$ 16,523	$ 12,496	$ 49,165	$ 42,263	$ 27,292	$ 145,298	$ 125,649	$ 159,550	$ 131,216	$ 45,022
Basic EPS:
Weighted-average common shares														27,905,118		28,958,718							28,217,067	28,872,747	28,965,187	28,623,108	22,687,077
Basic EPS (in dollars per share)														$ 1.99	$ 1.16	$ 2.30	$ 1.47	$ 0.57	$ 0.44	$ 1.72	$ 1.48	$ 0.96	$ 5.15	$ 4.35	$ 5.51	$ 4.58	$ 1.98
Diluted EPS:
Weighted average common shares														27,905,118		28,958,718							28,217,067	28,872,747	28,965,187	28,623,108	22,687,077
Shares contingently issuable:
Stock options														803,982		1,964,321							854,272	1,984,419	1,913,783	1,226,089	762,673
Performance awards and non-vested shares														127,418		113,734							111,431	90,581	94,261	125,225	255,775
Employee compensation shares deferred														24,577		46,604							29,805	48,440	47,232	49,374	105,402
Director compensation shares deferred														224,535		221,452							223,952	220,554	220,778	221,485	155,611
Shares applicable to diluted														29,085,630		31,304,829							29,436,527	31,216,741	31,241,241	30,245,281	23,966,538
Diluted EPS (in dollars per share)														$ 1.91	$ 1.08	$ 2.13	$ 1.36	$ 0.53	$ 0.41	$ 1.62	$ 1.40	$ 0.91	$ 4.94	$ 4.03	$ 5.11	$ 4.34	$ 1.88
Increase (decrease) in the number of shares included in the diluted EPS calculation due to assumed option exercises																							(500,000)	800,000	700,000
Common stock repurchased	23,200,000													22,494									1,821,137